As filed with the Securities and Exchange Commission on March 3, 1997
                                                Securities Act File No.  333-
                                         Investment Company Act File No. 811-


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-2
                         REGISTRATION STATEMENT UNDER
/X/                       THE SECURITIES ACT OF 1933
/ /                      PRE-EFFECTIVE AMENDMENT NO.
/ /                      POST-EFFECTIVE AMENDMENT NO.
                                    AND/OR
                         REGISTRATION STATEMENT UNDER
/X/                   THE INVESTMENT COMPANY ACT OF 1940
/ /                             AMENDMENT NO.

                           MUNIHOLDINGS  FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                 -----------
                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                (609) 282-2800
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                                ARTHUR ZEIKEL
                            MUNIHOLDINGS FUND, INC
             800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
      MAILING ADDRESS:  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                  Copies to:

  MARK B. GOLDFUS, ESQ.                             FRANK P. BRUNO, ESQ.
FUND ASSET MANAGEMENT, L.P.                          BROWN & WOOD LLP
      P.O. BOX 9011                                ONE WORLD TRADE CENTER
PRINCETON, N.J. 08543-9011                      NEW YORK, NEW YORK 10048-0557
                                _________________

     Approximate date of proposed  public offering:   As soon as  practicable
after the effective date of this Registration Statement.

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. / /

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

     If this Form is a post-effective amendment filed pursuant to Rule 462(b) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective registration statement for the same offering. / /

     If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box. / /
                              __________________

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                 PROPOSED   Proposed
                                                 MAXIMUM    Maximum   Amount
                                                 OFFERING   Aggregate of Regis-
 TITLE OF SECURITIES               AMOUNT BEING  PRICE PER  Offering  tration
  BEING REGISTERED                 REGISTERED    UNIT (1)   Price(1)  Fee(2)

Common Stock ($.10 par value) . . .66,666 shares  $15.00    $999,990   $303.03

(1)  Estimated solely for the purpose of calculating the registration fee.
(2) Transmitted prior to the filing date to the designated lockbox at Mellon Bank in Pittsburgh, PA.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT
SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                           MuniHoldings Fund, Inc.
                            CROSS REFERENCE SHEET


  Item Number, Form N-2                   Caption in Prospectus

Part A--INFORMATION REQUIRED IN A PROSPECTUS

  1.   Outside Front Cover Page . .       Outside Front Cover Page
  2.   Inside  Front and Outside Back     Inside  Front   and  Outside   Back
       Cover Pages  . . . . . . . .       Cover Pages; Underwriting
  3.   Fee Table and Synopsis . . .       Prospectus Summary; Fee Table
  4.   Financial Highlights . . . .       Not Applicable
  5.   Plan of Distribution . . . .       Prospectus   Summary;   Net   Asset
                                          Value; Underwriting
  6.   Selling Shareholders . . . .       Not Applicable
  7.   Use of Proceeds  . . . . . .       Use    of    Proceeds;   Investment
                                          Objective and Policies
  8.   General  Description   of  the     Prospectus   Summary;   The   Fund;
       Registrant . . . . . . . . .       Investment Objective and  Policies;
                                          Risks  and  Special  Considerations
                                          of       Leverage;       Investment
                                          Restrictions;     Dividends     and
                                          Distributions;  Automatic  Dividend
                                          Reinvestment   Plan;  Mutual   Fund
                                          Investment Option
  9.   Management   . . . . . . . .       Directors and  Officers; Investment
                                          Advisory       and       Management
                                          Arrangements;  Custodian;  Transfer
                                          Agent,  Dividend  Disbursing  Agent
                                          and Registrar
  10.  Capital    Stock,    Long-Term     Description of Capital Stock
       Debt, and Other Securities .
  11.  Defaults   and    Arrears   on     Not Applicable
       Senior Securities  . . . . .
  12.  Legal Proceedings  . . . . .       Not Applicable
  13.  Table  of   Contents  of   the     Not Applicable
       Statement    of     Additional
       Information  . . . . . . . .

PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
                                          Not Applicable
  14.  Cover Page . . . . . . . . .
  15.  Table of Contents  . . . . .       Not Applicable
  16.  General    Information     and     Not Applicable
       History  . . . . . . . . . .
  17.  Investment    Objective    and     Prospectus   Summary;    Investment
       Policies . . . . . . . . . .       Objective and  Policies; Investment
                                          Restrictions
  18.  Management . . . . . . . . .       Directors and Officers;  Investment
                                          Advisory and Arrangements
  19.  Control Persons  and Principal     Investment Advisory  and Management
       Holders of Securities  . . .       Arrangements
  20.  Investment Advisory  and Other     Investment Advisory  and Management
       Services . . . . . . . . . .       Arrangements;            Custodian;
                                          Underwriting;    Transfer    Agent,
                                          Dividend   Disbursing   Agent   and
                                          Registrar; Legal Opinions; Experts
  21.  Brokerage    Allocation    and     Portfolio Transactions
       Other Practices  . . . . . .
  22.  Tax Status . . . . . . . . .       Taxes;      Automatic      Dividend
                                          Reinvestment Plan
  23.  Financial Statements . . . .       Independent  Auditors;  Independent
                                          Auditors'   Report;  Statement   of
                                          Assets, Liabilities and Capital

Part C--OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

   Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                            SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED MARCH 3, 1997

PROSPECTUS
April    , 1997
                                ______ Shares
                           MuniHoldings Fund, Inc.
                                Common Stock
                               ---------------

     MuniHoldings Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end management investment company that seeks to provide shareholders with as high a level of current income exempt from Federal income taxes as is consistent with its investment policies. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes. The Fund intends to maintain at least 75% of its total assets in municipal obligations that are rated investment grade or, if unrated, are considered by Fund Asset Management, L.P. (the "Investment Adviser") to be of comparable quality. THE FUND MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS THAT ARE RATED BELOW INVESTMENT GRADE OR, IF UNRATED, ARE CONSIDERED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. Investors are advised to read this Prospectus carefully and retain it for future reference.

     Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. See "Prospectus Summary--Risk Factors and Special Considerations."

                                                     (Continued on next page)

     Within approximately three months after completion of the offering of Common Stock described herein the Fund intends to offer shares of preferred stock representing approximately 35% of the Fund's capital immediately after the issuance of such preferred stock. There can be no assurance, however, that preferred stock representing such percentage of the Fund's capital will actually be issued. INVESTORS SHOULD NOTE THE SPECIAL RISKS ASSOCIATED WITH THE LEVERAGING OF THE COMMON STOCK. SEE "RISKS AND SPECIAL CONSIDERATIONS OF LEVERAGE" AND "DESCRIPTION OF CAPITAL STOCK."

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
        AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
         ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                        Price to Public   Sales Load (1)(2)  Proceeds to Fund(3)
Per Share . . . . . . . . . . . . . . . . .       $                   None              $
Total(4)  . . . . . . . . . . . . . . . . .       $                   None              $

(1) The Investment Adviser or an affiliate will pay the Underwriters a commission in the amount of % of the Price to Public per share in connection with the sale of shares of Common Stock offered hereby. See "Underwriting."
(2) The Fund and the Investment Adviser have agreed to indemnify the several Underwriters against certain liabilities under the Securities Act of 1933. See "Underwriting."
(3) Before deducting organizational and offering expenses payable by the Fund estimated at $_________.
(4) The Fund has granted the Underwriters an option to purchase up to an additional ____ shares to cover over-allotments. If all such shares are purchased, the total Price to Public and Proceeds to Fund will be $_____________. See "Underwriting."
                                                ------------
     The shares are offered by the several Underwriters, subject to prior sale, when, as and if issued by the Fund and accepted by the Underwriters, subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the shares will be made in New York,
New York on or about April    , 1997.
                                          -------------
                                        Merrill Lynch & Co.
                                          -------------
                        The date of this Prospectus is April    , 1997.

(Continued from preceding page)

     The Fund may invest in certain tax-exempt securities classified as "private activity bonds" that may subject certain investors in the Fund to an alternative minimum tax. At times, the Fund may seek to hedge its portfolio through the use of options and futures transactions. There can be no assurance that the investment objective of the Fund will be realized. The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The address of the Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is
(609) 282-2800.

     Prior to this offering, there has been no public market for the Common Stock of the Fund. Application will be made to list the Fund's shares of Common Stock on the New York Stock Exchange. However, during an initial period which is not expected to exceed four weeks from the date of this Prospectus, the Fund's shares will not be listed on any securities exchange. During such period, the Underwriters do not intend to make a market in the Fund's shares. Consequently, it is anticipated that an investment in the Fund will be illiquid during such period.

     The issuance of the preferred stock will result in leveraging of the Common Stock. Although the terms of the preferred stock offering will be determined by the Fund's Board of Directors, it is anticipated that the preferred stock will pay dividends that will be adjusted over either relatively short-term periods (generally seven to 28 days) or medium-term periods (up to five years) and that the dividend rate will be based upon prevailing interest rates for debt obligations of comparable maturity. The proceeds of the preferred stock offering will be invested in longer-term obligations in accordance with the Fund's investment objective. Because under normal market conditions, obligations with longer maturities produce higher yields than short-term and medium-term obligations, the Investment Adviser believes that the spread inherent in the difference between the short-term and medium-term rates paid by the Fund and the longer-term rates received by the Fund will provide holders of Common Stock with a potentially higher yield.

     IN CONNECTION WITH THIS OFFERING, THE UNDERWRITER MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE FUND'S COMMON STOCK AT LEVELS ABOVE THOSE WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, IN THE OVER-THE-COUNTER MARKET OR OTHERWISE. SUCH STABILIZATION, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                              PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

  THE FUND                                MuniHoldings   Fund,   Inc.    (the
                                          "Fund")   is  a   newly  organized,
                                          non-diversified,         closed-end
                                          management   investment    company.
                                          See "The Fund."

  THE OFFERING                            The Fund  is offering  _____ shares
                                          of  Common  Stock   at  an  initial
                                          offering  price  of  $          per
                                          share.  The  Common Stock is  being
                                          offered   by    underwriters   (the
                                          "Underwriters")   represented    by
                                          Merrill  Lynch,  Pierce,  Fenner  &
                                          Smith    Incorporated     ("Merrill
                                          Lynch"  or  the  "Representative").
                                          The Underwriters have been  granted
                                          an option, exercisable  for 45 days
                                          from the  date of  this Prospectus,
                                          to purchase up to
                                          additional    shares    to    cover
                                          over-allotments.                See
                                          "Underwriting."

  INVESTMENT OBJECTIVE AND POLICIES       The  investment  objective  of  the
                                          Fund  is  to  provide  shareholders
                                          with  as high  a  level of  current
                                          income  exempt from  Federal income
                                          taxes  as  is consistent  with  its
                                          investment  policies.    The   Fund
                                          will    seek    to   achieve    its
                                          investment  objective  by investing
                                          primarily   in   a   portfolio   of
                                          long-term,     investment     grade
                                          municipal obligations the  interest
                                          on  which, in  the opinion  of bond
                                          counsel  to the  issuer,  is exempt
                                          from  Federal  income taxes.    The
                                          Fund intends  to maintain  at least
                                          75%   of   its   total  assets   in
                                          municipal   obligations   that  are
                                          rated   investment  grade   or,  if
                                          unrated,  are  considered  by   the
                                          Investment   Adviser   to   be   of
                                          comparable quality.   The Fund  may
                                          invest  up  to  25%  of  its  total
                                          assets  in  municipal   obligations
                                          that  are  rated  below  investment
                                          grade    or,   if    unrated,   are
                                          considered   by   the    Investment
                                          Adviser   to   be   of   comparable
                                          quality.      Such  lower   quality
                                          municipal     obligations     (also
                                          commonly   referred  to   as  "junk
                                          bonds") are frequently traded  only
                                          in  markets  where  the  number  of
                                          potential  purchasers and  sellers,
                                          if  any,  is  very  limited.    See
                                          "Investment      Objective      and
                                          Policies."

  LISTING                                 Prior to  this offering, there  has
                                          been  no  public   market  for  the
                                          Common    Stock   of    the   Fund.
                                          Application  will  be made  to list
                                          the shares  of Common Stock  on the
                                          New  York Stock Exchange.  However,
                                          during an initial  period, which is
                                          not expected  to exceed  four weeks
                                          from the date  of this  Prospectus,
                                          the  Fund's  shares  will  not   be
                                          listed on any securities  exchange.
                                          During     such     period,     the
                                          Underwriters do not intend  to make
                                          a  market  in  the  Fund's  shares.
                                          Consequently,  it  is   anticipated
                                          that  an  investment  in  the  Fund
                                          will   be   illiquid  during   such
                                          period.  See "Underwriting."

  LEVERAGE The Fund anticipates that it will be substantially invested in longer-term municipal obligations within  approximately three  months
                                          after  completion  of the  offering
                                          of  Common Stock  described herein.
                                          To leverage  the Common  Stock, the
                                          Fund  intends  to offer  shares  of
                                          preferred   stock    within   three
                                          months  after  completion  of  this
                                          offering               representing
                                          approximately  35%  of  the  Fund's
                                          capital immediately
                                          after   the   issuance   of    such
                                          preferred stock.   There can  be no
                                          assurance, however,  that preferred
                                          stock representing such
                                          percentage  of  the Fund's  capital
                                          will  actually  be  issued.     The
                                          issuance  of  the  preferred  stock
                                          will  result in  the  leveraging of
                                          the  Common  Stock.   Although  the
                                          terms   of   the  preferred   stock
                                          offering will be determined  by the
                                          Fund's Board  of  Directors, it  is
                                          anticipated   that   the  preferred
                                          stock will pay  dividends that will
                                          be adjusted over either  relatively
                                          short-term    periods    (generally
                                          seven to  28  days) or  medium-term
                                          periods  (up  to  five  years)  and
                                          that  the  dividend  rate  will  be
                                          based   upon  prevailing   interest
                                          rates   for  debt   obligations  of
                                          comparable maturity.  The  proceeds
                                          of  the  preferred  stock  offering
                                          will  be  invested  in  longer-term
                                          obligations in accordance with  the
                                          Fund's    investment     objective.
                                          Issuance  and  ongoing expenses  of
                                          the preferred  stock will be  borne
                                          by  the Fund  and  will reduce  the
                                          net  asset  value   of  the  Common
                                          Stock.        Additionally,   under
                                          certain  circumstances,   when  the
                                          Fund   is   required  to   allocate
                                          taxable   income   to  holders   of
                                          preferred stock, it is  anticipated
                                          that  the  terms  of the  preferred
                                          stock  will  require  the  Fund  to
                                          make an additional distribution  to
                                          such    holders   in    an   amount
                                          approximately  equal  to  the   tax
                                          liability   resulting   from   such
                                          allocation   and  such   additional
                                          distribution   (such   amount,   an
                                          "Additional Distribution").

                                          The  use  of leverage  by  the Fund
                                          creates    an    opportunity    for
                                          increased net  income, but, at  the
                                          same  time, creates  special risks.
                                          Because,   under    normal   market
                                          conditions,    obligations     with
                                          longer  maturities  produce  higher
                                          yields    than    short-term    and
                                          medium-term    obligations,     the
                                          Investment  Adviser  believes  that
                                          the   spread   inherent   in    the
                                          difference  between  the short-term
                                          and  medium-term  rates  (and   any
                                          Additional  Distribution)  paid  by
                                          the Fund and the  longer-term rates
                                          received  by the Fund  will provide
                                          holders  of  Common  Stock  with  a
                                          potentially      higher      yield.
                                          Investors  should   note,  however,
                                          that   leverage   creates   certain
                                          risks for holders of Common  Stock,
                                          including   higher  volatility   of
                                          both  the   net  asset   value  and
                                          market value  of the  Common Stock.
                                          Since any  decline in the  value of
                                          the  Fund's  investments  will   be
                                          borne   entirely   by  holders   of
                                          Common   Stock,   the   effect   of
                                          leverage  in  a  declining   market
                                          would result in a  greater decrease
                                          in  net  asset  value  than  if the
                                          Fund  were  not  leveraged,   which
                                          would  likely  be  reflected  in  a
                                          decline  in  the market  price  for
                                          shares     of     Common     Stock.
                                          Additionally,  fluctuations  in the
                                          dividend rates  on, and the  amount
                                          of  taxable  income  allocable  to,
                                          the  preferred  stock  will  affect
                                          the  yield  to  holders  of  Common
                                          Stock.    See  "Risks  and  Special
                                          Considerations of Leverage."   Upon
                                          issuance  of  the preferred  stock,
                                          holders  of the  Common Stock  will
                                          receive all net income of  the Fund
                                          remaining    after    payment    of
                                          dividends   (and   any   Additional
                                          Distribution)   on   the  preferred
                                          stock   and   will   generally   be
                                          entitled  to a  pro  rata share  of
                                          net  realized capital gains.   Upon
                                          any  liquidation of  the  Fund, the
                                          holders  of  shares  of   preferred
                                          stock will  be entitled  to receive
                                          liquidating           distributions
                                          (expected  to  equal  the  original
                                          purchase   price   per   share   of
                                          preferred     stock    plus     any
                                          accumulated  and  unpaid  dividends
                                          thereon  and  any  accumulated  and
                                          unpaid   Additional   Distribution)
                                          before  any distribution is made to
                                          holders  of  Common   Stock.    See
                                          "Description  of   Capital  Stock--
                                          Preferred   Stock."     Until   the
                                          preferred  stock  is  issued,   the
                                          Common    Stock    will   not    be
                                          leveraged,    and    the    special
                                          leverage  considerations  described
                                          herein will not apply.

                                          Holders of preferred stock,  voting
                                          as  a   separate  class,   will  be
                                          entitled  to   elect  two   of  the
                                          Fund's  Directors,  and holders  of
                                          common and preferred stock,  voting
                                          together  as a  single  class, will
                                          be entitled to  elect the remaining
                                          Directors.     If,  at   any  time,
                                          dividends  on the  Fund's preferred
                                          stock were to be  in arrears in  an
                                          amount equal  to two full  years of
                                          dividend  payments, the  holders of
                                          all    outstanding     shares    of
                                          preferred   stock,   voting  as   a
                                          separate  class, would  be entitled
                                          to elect  a majority of  the Fund's
                                          Directors.      The   holders    of
                                          preferred  stock  will  also   vote
                                          separately    on   certain    other
                                          matters   as  required   under  the
                                          Fund's  Articles  of  Incorporation
                                          and the  Investment Company  Act of
                                          1940, as amended (the  "1940 Act"),
                                          and  Maryland  law,  but  otherwise
                                          will  have equal voting rights with
                                          holders of  Common Stock  (one vote
                                          per share)  and will  vote together
                                          with holders  of Common Stock  as a
                                          single class.  See "Description  of
                                          Capital  Stock--Preferred   Stock--
                                          Voting Rights."

                                          There can be no assurance  that the
                                          Fund  will  be  able  to  realize a
                                          higher    net    return   on    its
                                          investment portfolio than the  then
                                          current  dividend  rate  (and   any
                                          Additional  Distribution)   on  the
                                          preferred   stock.     Changes   in
                                          certain  factors  could  cause  the
                                          relationship      between       the
                                          short-term     and      medium-term
                                          dividend rates (and any  Additional
                                          Distribution)  paid by the  Fund on
                                          the   preferred   stock   and   the
                                          long-term  rates  received  by  the
                                          Fund  and its  investment portfolio
                                          to change so  that such  short-term
                                          and  medium-term  rates  (and   any
                                          Additional    Distribution)     may
                                          substantially increase relative  to
                                          rates on the long-term  obligations
                                          in which the Fund  may be invested.
                                          Under such conditions, the  benefit
                                          of  leverage to  holders  of Common
                                          Stock  will  be  reduced,  and  the
                                          Fund's leveraged capital  structure
                                          could  result in  a  lower rate  of
                                          return  to holders of  Common Stock
                                          than   if   the   Fund   were   not
                                          leveraged.   The Fund will have the
                                          authority  to redeem  the preferred
                                          stock  for  any   reason  and   may
                                          redeem   all   or   part   of   the
                                          preferred  stock if  it anticipates
                                          that  the Fund's  leveraged capital
                                          structure  will result  in a  lower
                                          rate of  return to  holders of  the
                                          Common  Stock than  that obtainable
                                          if    the    Common   Stock    were
                                          unleveraged  for   any  significant
                                          amount of time.  The  leveraging of
                                          the    Common   Stock    would   be
                                          eliminated  during any  period that
                                          preferred     stock     is      not
                                          outstanding.

                                          Prior  to  the time  it  offers the
                                          preferred  stock, the  Fund intends
                                          to apply for ratings  on such stock
                                          from   one   or   more   nationally
                                          recognized   statistical    ratings
                                          organizations   ("NRSROs").     The
                                          Fund  believes  that  obtaining   a
                                          rating  for  the  preferred   stock
                                          will  enhance the  marketability of
                                          the  preferred  stock  and  thereby
                                          reduce  the  dividend  rate  on the
                                          preferred  stock  from  that  which
                                          the Fund  would be required  to pay
                                          if  the  preferred stock  were  not
                                          rated.

  INVESTMENT ADVISER                      Fund  Asset Management, L.P. is the
                                          Fund's   investment   adviser  (the
                                          "Investment   Adviser")    and   is
                                          responsible  for the  management of
                                          the  Fund's  investment   portfolio
                                          and  for  providing  administrative
                                          services  to  the Fund.    For  its
                                          services,   the   Fund   pays   the
                                          Investment  Adviser  a monthly  fee
                                          at  the annual rate of        of 1%
                                          the   Fund's  average   weekly  net
                                          assets.  The  Investment Adviser is
                                          an affiliate of Merrill
                                          Lynch   Asset   Management,    L.P.
                                          ("MLAM")   which   is   owned   and
                                          controlled  by Merrill Lynch & Co.,
                                          Inc. ("ML & Co.").  The

                                          Investment Adviser or MLAM  acts as
                                          the investment adviser for
                                          over    130     other    registered
                                          management  investment   companies.
                                          The Investment Adviser also  offers
                                          portfolio management  and portfolio
                                          analysis  services  to  individuals
                                          and institutions.   As of  February
                                          28,  1997,  the Investment  Adviser
                                          and   MLAM    had   a    total   of
                                          approximately $         billion  in
                                          investment   company    and   other
                                          portfolio  assets under  management
                                          (approximately $         billion of
                                          which  was  invested  in  municipal
                                          securities), including  accounts of
                                          certain    affiliates    of     the
                                          Investment     Adviser.         See
                                          "Investment      Advisory       and
                                          Management Arrangements."

  DIVIDENDS AND DISTRIBUTIONS             The  Fund intends to  pay dividends
                                          monthly    and    to     distribute
                                          substantially   all   of  its   net
                                          investment  income  to  holders  of
                                          Common  Stock.    From   and  after
                                          issuance  of  the preferred  stock,
                                          monthly  distributions  to  holders
                                          of  Common  Stock will  consist  of
                                          substantially  all  net  investment
                                          income remaining after the  payment
                                          of  dividends  (and any  Additional
                                          Distribution)   on  the   preferred
                                          stock.   It  is  expected that  the
                                          Fund    will    commence     paying
                                          dividends  to  holders  of   Common
                                          Stock within approximately 90  days
                                          from the  date of this  Prospectus.
                                          Net  capital gains, if any, will be
                                          distributed  at  least annually  to
                                          holders of Common Stock  and, after
                                          issuance  of  the preferred  stock,
                                          on a pro  rata basis to holders  of
                                          Common  Stock and  preferred stock.
                                          When   capital   gains   or   other
                                          taxable  income  is  allocated   to
                                          holders  of  preferred stock  under
                                          certain   circumstances,    it   is
                                          anticipated that  the terms  of the
                                          preferred  stock  will require  the
                                          Fund   to   make   an    Additional
                                          Distribution.    The  Fund  is  not
                                          permitted   to  declare   any  cash
                                          dividend  or other  distribution on
                                          its   Common  Stock   unless  asset
                                          coverage (as  defined  in the  1940
                                          Act) with  respect  to  the  Fund's
                                          preferred stock  is at  least 200%.
                                          If the Fund  issues preferred stock
                                          representing  35%  of  its  capital
                                          after  the  time  of  issuance, its
                                          asset  coverage with respect to the
                                          preferred     stock     will     be
                                          approximately 285%.   If the Fund's
                                          ability  to  make distributions  on
                                          its  Common Stock is  limited, this
                                          could  under  certain circumstances
                                          impair the  ability of the  Fund to
                                          maintain   its  qualification   for
                                          taxation as a regulated  investment
                                          company,  which would  have adverse
                                          tax  consequences  for  holders  of
                                          Common Stock.  See "Taxes."

  AUTOMATIC DIVIDEND                      All  dividend  and  capital   gains
  REINVESTMENT PLAN                       distributions        will        be
                                          automatically     reinvested     in
                                          additional  shares of  Common Stock
                                          of  the Fund  unless a  shareholder
                                          elects     to     receive     cash.
                                          Shareholders whose shares are  held
                                          in the name of a  broker or nominee
                                          should   contact  such   broker  or
                                          nominee  to confirm  that they  may
                                          participate in the Fund's  dividend
                                          reinvestment plan.  See  "Automatic
                                          Dividend Reinvestment Plan."

  MUTUAL FUND INVESTMENT OPTION           Purchasers  of  shares  of   Common
                                          Stock of the Fund  in this offering
                                          will  have  an  investment   option
                                          consisting   of   the   right    to
                                          reinvest  the net  proceeds from  a
                                          sale of such  shares (the "Original
                                          Shares") in Class  D initial  sales
                                          charge  shares  of certain  Merrill
                                          Lynch-sponsored   open-end   mutual
                                          funds  ("Eligible Class  D Shares")
                                          at their  net asset  value, without
                                          the   imposition  of   the  initial
                                          sales charge,   if  the   conditions
                                          set forth below are  satisfied.
                                          First, the  sale  of the  Original
                                          Shares must be made through Merrill
                                          Lynch,   and   the   net   proceeds
                                          therefrom   must   be   immediately
                                          reinvested  in  Eligible  Class   D
                                          Shares.     Second,   the  Original
                                          Shares must have been either
                                          acquired  in  this  offering  or be
                                          shares   representing    reinvested
                                          dividends  from  shares  of  Common
                                          Stock  acquired  in this  offering.
                                          Third,  the  Original  Shares  must
                                          have  been continuously  maintained
                                          in   a  Merrill   Lynch  securities
                                          account.  Fourth,  there must be  a
                                          minimum  purchase  of  $250  to  be
                                          eligible    for   the    investment
                                          option.    Class  D shares  of  the
                                          mutual  funds  are  subject  to  an
                                          account   maintenance  fee   at  an
                                          annual rate of  up to 0.25%  of the
                                          average daily  net  asset value  of
                                          such  mutual  fund.    See  "Mutual
                                          Fund Investment Option."


                   RISK FACTORS AND SPECIAL CONSIDERATIONS

     The Fund is a newly organized, non-diversified closed-end management investment company and has no operating history. As described under "Listing" above, it is anticipated that an investment in the Fund will be illiquid prior to listing of the Fund's shares on the New York Stock Exchange. See "Underwriting". Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Common Stock of the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the Fund's shares of Common Stock will fluctuate with interest rate changes as well as with price changes of the Fund's portfolio securities, and these fluctuations are likely to be greater in the case of a fund having a leveraged capital structure, as contemplated for the Fund. See "Risks and Special Considerations of Leverage."

     The Fund has registered as a "nondiversified" investment company so that it will be able to invest more than 5% of its assets in the obligations of any single issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to the Fund. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

     The Fund intends to invest at least 75% of its total assets in municipal obligations that are rated in the investment grade rating categories by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Service, Inc. ("Fitch") or, if not rated, are considered to be of comparable quality by the Investment Adviser. Obligations rated in the lowest investment-grade category may have certain speculative characteristics. Additionally, the Fund may invest up to 25% of its total assets in municipal obligations that are rated below investment grade or, if not rated, considered by the Investment Adviser to be of comparable quality. These securities are regarded as predominantly speculative and investments therein entail certain risks. See "Investment Objective and Policies." The Fund may invest in certain tax-exempt securities classified as "private activity bonds" that may subject certain investors in the Fund to the alternative minimum tax. See "Taxes--General."

     The Fund will be subject to certain restrictions on investments imposed by guidelines of one or more NRSROs that may issue ratings for the preferred stock. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

     In order to seek to hedge various portfolio positions or to enhance its return, the Fund may invest in certain instruments that may be characterized as derivatives. These investments include various types of options transactions and futures and options thereon. Such investments also may consist of non-municipal tax-exempt securities and securities the potential investment return on which is based on the change in particular measurements of value or interest rates ("indexed securities"), including securities the potential investment return on which is inversely related to a change in particular measurements of value or interest rates ("inverse securities"). The Fund has express limitations on the percentage of its assets that may be committed to certain of such investments. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases require limitations as to the type of permissible counter-party to the transaction. Investments in indexed securities, including inverse securities, subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Derivative instruments may have certain characteristics that have a similar effect on the return to Common Stock investors as the leverage transactions discussed under "Risks and Special Considerations of Leverage;" however, certain derivative investments will not be taken into account for purposes of calculating the percentage of leverage of the Fund's portfolio. For a further discussion of the risks associated with derivative investments, see "Investment Objective and Policies," "Investment Objective and Policies-- Other Investment Policies--Indexed and Inverse Floating Obligations," "--Call Rights" and "Investment Objective and Policies--Options and Futures Transactions."

     Subject to its investment restrictions, the Fund is authorized to engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options") for hedging purposes with certain specified entities meeting the criteria of the Fund. These transactions involve certain risk considerations. These risks include the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the security that is the subject of the hedge and the inability to close futures transactions under certain conditions. Because of the anticipated leveraged nature of the Common Stock, hedging transactions will result in a larger impact on the net asset value of the Common Stock than would be the case if the Common Stock were not leveraged. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the Securities and Exchange Commission to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might be otherwise realized. See "Investment Objective and Policies--Options and Futures Transactions." The Fund intends to apply for ratings of the preferred stock from one or more NRSRO. In order to obtain these ratings, the Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such NRSRO.

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. See "Description of Capital Stock--Certain Provisions of the Articles of Incorporation."

                                  FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load (as a percentage of offering price)                   None
  Dividend Reinvestment Plan Fees . . . . . . . . . . .                    None
ANNUAL EXPENSES (as a percentage of net assets
attributable
  to shares of Common Stock):
  Management Fees(a)(b) . . . . . . . . . . . . . . . .                      %
  Interest Payments on Borrowed Funds   . . . . . . . .                    None
  Other Expenses(b) . . . . . . . . . . . . . . . . . .                      %
Total Annual Expenses(b)  . . . . . . . . . . . . . . .                      %

EXAMPLE                                                        1 YEAR  3 YEARS

An investor would pay the following expenses on a $1,000
investment, assuming (1) total annual expenses of    %
(assuming no leverage) and    % (assuming leverage)  and (2) a
5% annual return throughout the periods:
Assuming No Leverage                                           $____     $___
Assuming Leverage                                              $____     $___

(a)  See "Investment Advisory and Management Arrangements"--page     .
(b) In the event that the Fund utilizes leverage by issuing preferred stock in an amount of approximately 35% of the Fund's capital, it is estimated that the Management Fees would be %, Other Expenses would be % and
     Total  Annual  Expenses would  be        %.    See  "Risks  and  Special
     Considerations of Leverage."

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by the Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                   THE FUND

     MuniHoldings Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund was
incorporated under the laws of the State of Maryland on February    , 1997,
and has registered under the 1940 Act. The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is (609) 282-2800.

     The Fund has been organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies (commonly referred to as "mutual funds") in that closed-end investment compares do not redeem their securities at the option of the shareholder, whereas open-end companies issue securities redeemable at net asset value at any time at the option of the shareholder and typically engage in a continuous offering of their shares. Accordingly, open end companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. Shares of closed-end investment companies, however, frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

                               USE OF PROCEEDS

     The net proceeds of this offering will be $_______________ (or approximately $_______________ assuming the Underwriters exercise the over-allotment option in full) after payment of organizational and offering expenses.

     The net proceeds of the offering will be invested in accordance with the Fund's investment objective and policies within approximately three months after completion of the offering of Common Stock, depending on market conditions and the availability of appropriate securities. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt securities. See "Investment Objective and Policies."


                      INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to provide shareholders with as high a level of current income exempt from Federal income taxes as is consistent with its investment policies. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes. The investment objective of the Fund is a fundamental policy that may not be changed without a vote of a majority of the Fund's outstanding voting securities, as defined below under "Investment Restrictions." There can be no assurance that the investment objective of the Fund will be realized. At times the Fund may seek to hedge its portfolio through the use of futures transactions and options to reduce volatility in the net asset value of its shares of Common Stock.

     The Fund, at all times, except during temporary defensive periods, will invest at least 80% of its total assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies or instrumentalities paying interest that, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes ("Municipal Bonds"). The Fund, at all times, except during temporary defensive periods, will maintain at least 75% of its total assets in Municipal Bonds that are rated investment grade by a nationally recognized statistical rating organization or, if unrated, are considered to be of comparable quality by the Investment Adviser. Additionally, the Fund may invest up to 25% of its total assets in Municipal Bonds that are rated below investment grade by a nationally recognized statistical rating organization or, if unrated, are considered to be of comparable quality by the Investment Adviser. Such lower quality Municipal Bonds are frequently traded only in markets where the number of potential purchasers and sellers, if any, is very limited. The Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to an alternative minimum tax. The Fund will not invest more than 25% of its total assets (taken at market value) in Municipal Bonds whose issuers are located in the same state.

     The Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities pay interest or distributions that are exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in Municipal Bonds, to the extent such investments are permitted by the 1940 Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term Municipal Bonds. Certain Non-Municipal Tax-Exempt Securities may be characterized as derivative instruments. Non-Municipal Tax-Exempt Securities will be considered "Municipal Bonds" for purposes of the Fund's investment objective and policies.

     Investment in shares of Common Stock of the Fund offers several benefits. The Fund offers investors the opportunity to receive income exempt from Federal income taxes by investing in a professionally managed portfolio comprised primarily of high grade Municipal Bonds. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of Municipal Bonds. Additionally, the Investment Adviser will seek to enhance the yield on the Common Stock by leveraging the Fund's capital structure through the issuance of preferred stock. The benefits are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the advisory fee and operational costs. Additionally, the use of leverage involves certain expenses and special risk considerations. See "Risks and Special Considerations of Leverage."

     The investment grade Municipal Bonds in which the Fund will invest are those Municipal Bonds rated at the date of purchase in the four highest rating categories of S&P, Moody's or Fitch or, if unrated, are considered to be of comparable quality by the Investment Adviser. In the case of long-term debt, the investment grade rating categories are AAA through BBB for S&P, Aaa through Baa for Moody's and AAA through BBB for Fitch. In the case of short-term notes, the investment grade rating categories are SP-l+ through SP-3 for S&P, MIG-1 through MIG-4 for Moody's and F-1+ through F-3 for Fitch. In the case of tax-exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for Moody's and F-l+ through F-3 for Fitch. Obligations ranked in the fourth highest rating category (BBB, SP-3 and A-3 for S&P; Baa, MIG-4 and Prime-3 for Moody's; and BBB and F-3 for Fitch), while considered "investment grade," may have certain speculative characteristics. There may be sub-categories or gradations indicating relative standing within the rating categories set forth above. See Appendix I to this Prospectus for a description of S&P's, Moody's and Fitch's ratings of Municipal Bonds. In assessing the quality of Municipal Bonds with respect to the foregoing requirements, the Investment Adviser will take into account the nature of any letters of credit or similar credit enhancement to which particular Municipal Bonds are entitled and the creditworthiness of the financial institution which provided such credit enhancement.

     As noted above, the Fund may invest up to 25% of its assets in Municipal Bonds that are rated below investment grade or, if unrated, are considered to be of comparable quality by the Investment Adviser. These high yield bonds are commonly referred to as "junk bonds" and are regarded as predominantly speculative as to the issuer's ability to make payments of principal and interest. Consequently, although such bonds can be expected to provide higher yields, they may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed-income securities. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Issuers of high yield bonds may be highly leveraged and may not have available to them more traditional methods of financing. The risk of loss due to default by the issuer is significantly greater for the holders of these bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, while the high yield bonds in which the Fund may invest normally will not include securities that, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

     High yield bonds frequently have call or redemption features that permit an issuer to repurchase such bonds from the Fund, which may decrease the net investment income to the Fund and dividends to shareholders in the event that the Fund is required to replace a called security with a lower yielding security. The Fund may have difficulty disposing of certain high yield bonds because there may be a thin trading market for such securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. In addition, market quotations are generally available on many high yield bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Board of Directors and the Investment Adviser will take into account in assessing the quality of such bonds not only the creditworthiness of the issuer of such bonds but also the creditworthiness of the financial institutions providing the credit enhancement.

     The Fund's investments may also include variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. The VRDOs in which the Fund will invest are tax-exempt obligations in the opinion of counsel to the issuer that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. The Fund has been advised by its counsel that the Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.

     The average maturity of the Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. The net asset value of the shares of common stock of a closed-end investment company, such as the Fund, which invests primarily in fixed-income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed-income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can be expected to decline. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do short-term or medium-term securities. These changes in net asset value are likely to be greater in the case of a fund having a leveraged capital structure, as proposed for the Fund. See "Risks and Special Considerations of Leverage."

     The Fund intends to invest primarily in long-term Municipal Bonds with a maturity of more than ten years. Also, the Fund may invest in intermediate-term Municipal Bonds with a maturity of between three years and ten years. The Fund may invest in short-term, tax-exempt securities, short-term U.S. Government securities, repurchase agreements or cash. Such short-term securities or cash will not exceed 20% of its total assets except during interim periods pending investment of the net proceeds of public offerings of the Fund's securities or in anticipation of the repurchase or redemption of the Fund's securities and temporary periods when, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. The Fund does not ordinarily intend to realize significant interest income not exempt from Federal income tax.

     The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. However, the Fund's investments will be limited so as to qualify the Fund for special tax treatment afforded regulated investment companies under the Code. See "Taxes." To qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

DESCRIPTION OF MUNICIPAL BONDS

     Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various privately operated facilities, including certain local facilities for water supply, gas, electricity, sewage or solid waste disposal. For purposes of this Prospectus, such obligations are Municipal Bonds if the interest paid thereon is exempt from Federal income tax, even though such bonds may be industrial development bonds ("IDBs") or "private activity bonds" as discussed below. Also, for purposes of this Prospectus, Non-Municipal Tax-Exempt securities as discussed above will be considered Municipal Bonds.

     The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes IDBs and, for bonds issued after August 15, 1986, private activity bonds. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. IDBs are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and interest on such industrial development bonds depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal Bonds may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

     The Fund may purchase Municipal Bonds classified as "private activity bonds" (in general, bonds that benefit non-governmental entities). Interest received on certain tax-exempt securities that are classified as "private activity bonds" may subject certain investors in the Fund to an alternative minimum tax. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Bonds that may subject certain investors to an alternative minimum tax. See "Taxes--General." Also included within the general category of Municipal Bonds are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively referred to as "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the lease property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities.

     Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a Federal income tax exemption. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Municipal Bonds for investment by the Fund.

OTHER INVESTMENT POLICIES

     The Fund has adopted certain other policies as set forth below:

     Borrowings. The Fund is authorized to borrow money in amounts of up to 5% of the value of its total assets at the time of such borrowings; provided, however, that the Fund is authorized to borrow moneys in amounts of up to 331/3% of the value of its total assets at the time of such borrowings to finance the repurchase of its own Common Stock pursuant to tender offers or otherwise to redeem or repurchase shares of preferred stock or for temporary, extraordinary or emergency purposes. Borrowings by the Fund (commonly known as "leveraging") create an opportunity for greater total return since the Fund will not be required to sell portfolio securities to repurchase or redeem shares but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds.

     When-Issued Securities and Delayed Delivery Transactions. The Fund may purchase or sell Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future. The purchase will be recorded on the date the Fund enters into the commitment, and the value of the obligation will thereafter be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery day may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash, cash equivalents or liquid Municipal Bonds having a market value at all times at least equal to the amount of the commitment.

     Indexed and Inverse Floating Obligations. The Fund may invest in Municipal Bonds the return on which is based on a particular index of value or interest rates. For example, the Fund may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of an index. To the extent the Fund invests in these types of Municipal Bonds, the Fund's return on such Municipal Bonds will be subject to risk with respect to the value of the particular index. Also, the Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase in the secondary market synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, interest rates on inverse floating rate bonds will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, the Fund may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. The Investment Adviser believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for the Fund that allows the Investment Adviser to vary the degree of investment leverage relatively efficiently under different market conditions.

     Call Rights. The Fund may purchase a Municipal Bond issuer's right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security.

     Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. The Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's net assets. In the event of default by the seller under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

     In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements will not be considered tax-exempt interest.

OPTIONS AND FUTURES TRANSACTIONS

     The Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates through the use of options and certain financial futures contracts ("financial futures contracts") and options thereon. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the Common Stock, the net asset value of the Common Stock will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. In addition, because of the anticipated leveraged nature of the Common Stock, hedging transactions will result in a larger impact on the net asset value of the Common Stock than would be the case if the Common Stock were not leveraged. Furthermore, the Fund will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur.

     Certain Federal income tax requirements may limit the Fund's ability to engage in hedging transactions. Gains from transactions in options and futures contracts distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. See "Taxes--Tax Treatment of Options and Futures Transactions." In addition, in order to obtain ratings of the preferred stock from one or more NRSROs, the Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such organizations.

     The following is a description of the options and futures transactions in which the Fund may engage, limitations on the use of such transactions and risks associated therewith. The investment policies with respect to the hedging transactions of the Fund are not fundamental policies and may be modified by the Board of Directors of the Fund without the approval of the Fund's shareholders.

     Writing Covered Call Options. The Fund may write (i.e., sell) covered call options with respect to Municipal Bonds it owns, thereby giving the holder of the option the right to buy the underlying security covered by the option from the Fund at the stated exercise price until the option expires. The Fund writes only covered call options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option. The Fund may not write covered call options on underlying securities in an amount exceeding 15% of the market value of its total assets.

     The Fund will receive a premium from writing a call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. Covered call options serve as a partial hedge against a decline in the price of the underlying security. The Fund may engage in closing transactions in order to terminate outstanding options that it has written.

     Purchase of Options. The Fund may purchase put options in connection with its hedging activities. By buying a put the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options or on securities which it intends to purchase. The Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

     Financial Futures Contracts and Options. The Fund is authorized to purchase and sell certain financial futures contracts and options thereon solely for the purpose of hedging its investments in Municipal Bonds against declines in value and to hedge against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.

     The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable.

     The Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates. The Fund also may purchase and sell financial futures contracts on U.S. Government securities and purchase and sell put and call options on such financial futures contracts for such hedging purposes. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

     Subject to policies adopted by the Board of Directors, the Fund also may engage in transactions in other financial futures contracts, such as financial futures contracts on other municipal bond indices which may become available, if the Investment Adviser should determine that there is normally sufficient correlation between the prices of such financial futures contracts and the Municipal Bonds in which the Fund invests to make such hedging appropriate.

     Over-The-Counter Options. The Fund may engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with prices and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

     Restrictions on OTC Options. The Fund will engage in transactions in OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million or with any other bank or dealer having capital of at least $150 million or whose obligations are guaranteed by an entity having capital of at least $150 million. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the Securities and Exchange Commission to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might otherwise be realized.

     Risk Factors in Options and Futures Transactions. Utilization of futures transactions involves the risk of imperfect correlation in movements in the price of financial futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract moves more or less than the price of the security that is the subject of the hedge, the Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts have different maturities, ratings, geographic compositions or other characteristics than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index which serves as a basis for a financial futures contract. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the futures or options and Municipal Bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities.

     Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) for non-hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums entered into for non-hedging purposes do not exceed 5% of the market value of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     When the Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or short-term, high-grade, fixed-income securities in a segregated account with the Fund's custodian so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

     Although certain risks are involved in options and futures transactions, the Investment Adviser believes that, because the Fund will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to certain risks frequently associated with speculation in options and futures transactions. The Fund may be restricted in engaging in options and futures transactions due to the requirement that less than 30% of its gross income in each taxable year be derived from the sale or other disposition of securities held for less than three months. See "Taxes--Tax Treatment of Options and Futures Transactions."

     The volume of trading in the exchange markets with respect to Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue.

     The Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures transaction. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in an option or financial futures contract.

     The liquidity of a secondary market in a financial futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.

     If it is not possible to close a financial futures position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

     The successful use of these transactions also depends on the ability of the Investment Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract is held by the Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged to the hedging transaction. Furthermore, the Fund will only engage in hedging transactions from time to time and may not necessarily be engaged in hedging transactions when movements in interest rates occur.

                 RISKS AND SPECIAL CONSIDERATIONS OF LEVERAGE

EFFECTS OF LEVERAGE

     Within approximately three months after the completion of the offering of shares of Common Stock, the Fund intends to offer shares of preferred stock representing approximately 35% of the Fund's capital immediately after the issuance of such preferred stock. There can be no assurance, however, that preferred stock representing such percentage of the Fund's capital will actually be issued. The issuance of the preferred stock will result in the leveraging of the Common Stock. Although the terms of the preferred stock offering will be determined by the Fund's Board of Directors, it is anticipated that the preferred stock will pay dividends that will be adjusted over either relatively short-term periods (generally seven to 28 days) or medium-term periods (up to five years) and that the dividend rate will be based upon prevailing interest rates for debt obligations of comparable maturity. The proceeds of the preferred stock offering will be invested in longer-term obligations in accordance with the Fund's investment objective. Issuance and ongoing expenses of the preferred stock will be borne by the Fund and will reduce the net asset value of the Common Stock. Additionally, under certain circumstances, when the Fund is required to allocate taxable income to holders of preferred stock, it is anticipated that the terms of the preferred stock will require the Fund to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from such allocation and such additional distribution (such amount, an "Additional Distribution"). Because under normal market conditions, obligations with longer maturities produce higher yields than short-term and medium-term obligations, the Investment Adviser believes that the spread inherent in the difference between the short-term and medium-term rates (and any Additional Distribution) paid by the Fund as dividends on the preferred stock and the longer-term rates received by the Fund will provide holders of Common Stock with a potentially higher yield.

     Utilization of leverage, however, involves certain risks to the holders of Common Stock. For example, issuance of the preferred stock may result in higher volatility of the net asset value of the Common Stock and potentially more volatility in the market value of the Common Stock. In addition, fluctuations in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the preferred stock will affect the yield to holders of Common Stock. So long as the Fund, taking into account the costs associated with the preferred stock and the Fund's operating expenses, is able to realize a higher net return on its investment portfolio than the then current dividend rate (and any Additional Distribution) of the preferred stock, the effect of leverage will be to cause holders of Common Stock to realize a higher current rate of return than if the Fund were not leveraged. Similarly, since a pro rata portion of the Fund's net realized capital gains on its investment assets are generally payable to holders of Common Stock if net capital gains are realized by the Fund, the effect of leverage will be to increase the amount of such gains distributed to holders of Common Stock. However, short-term, medium-term and long-term interest rates change from time to time as does their relationship to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e, to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which the Fund may be invested. To the extent that the current dividend rate (and any Additional Distribution) on the preferred stock approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the current dividend rate (and any Additional Distribution) on the preferred stock were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not leveraged. Similarly, since both the cost associated with the issuance of preferred stock and any decline in the value of the Fund's investments (including investments purchased with the proceeds from any preferred stock offering) will be borne entirely by holders of Common Stock, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of Common Stock than if the Fund were not leveraged.

     In an extreme ease, a decline in net asset value could affect the Fund's ability to pay dividends on the Common Stock. Failure to make such dividend payments could adversely affect the Fund's qualification as a regulated investment company under the Code. See "Taxes." The Fund intends, however, to take all measures necessary to continue to make Common Stock dividend payments. If the Fund's current investment income were not sufficient to meet dividend requirements on either the Common Stock or the preferred stock, it could be necessary for the Fund to liquidate certain of its investments. In addition, the Fund will have the authority to redeem the preferred stock for any reason and may redeem all or part of the preferred stock if (i) it anticipates that the Fund's leveraged capital structure will result in a lower rate of return for any significant amount of time to holders of the Common Stock than that obtainable if the Common Stock were unleveraged, (ii) the asset coverage for the preferred stock declines below 200% either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of Common Stock in tender offers, or (iii) in order to maintain the asset coverage guidelines established by the NRSROs that have rated the preferred stock. Redemption of the preferred stock or insufficient investment income to make dividend payments, may reduce the net asset value of the Common Stock and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous, in the absence of such extraordinary circumstances, to do so.

     Assuming the utilization of leverage by the issuance of preferred stock that pays dividends at a rate that generally will be adjusted every 28 days in an amount representing approximately 35% of the Fund's capital at an
annual dividend rate of     % payable on such preferred stock based on market
rates as of the date of this Prospectus, the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such dividend
payments would be      %.

     The following table is designed to illustrate the effect on the return to a holder of the Fund's Common Stock of the leverage obtained by the
issuance of preferred stock representing approximately     % of the Fund's
capital, assuming hypothetical annual returns on the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to stockholders when portfolio return is positive and decreases the return when the portfolio return is negative. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

  Assumed Portfolio Return
    (net of expenses) . . . . . . . . . . . . . . (10)%         (5)%       0%        5%       10%
  Corresponding Common Stock Return . . . . . . .     %            %          %         %        %


     Until the preferred stock is issued, the Fund's Common Stock will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Common Stock cannot be fully achieved until the proceeds of the offering of preferred stock have been invested in long-term Municipal Bonds. In addition, the leveraging of the Common Stock would be eliminated during any period that preferred stock is not outstanding and the risks and special considerations related to leverage described in this Prospectus would not apply.

PORTFOLIO MANAGEMENT AND OTHER CONSIDERATIONS

     In the event of an increase in short-term or medium-term rates or other change in market conditions to the point where the Fund's leverage could adversely affect holders of Common Stock as noted above, or in anticipation of such changes, the Fund may attempt to shorten the average maturity of its investment portfolio, which would tend to offset the negative impact of leverage on holders of Common Stock. The Fund also may attempt to reduce the degree to which it is leveraged by redeeming preferred stock pursuant to the provisions of the Fund's Articles Supplementary establishing the rights and preferences of the preferred stock or otherwise purchasing shares of preferred stock. Purchases and redemptions of preferred stock, whether on the open market or in negotiated transactions, are subject to limitations under the 1940 Act. If market conditions subsequently change, the Fund may sell previously unissued shares of preferred stock or shares of preferred stock that the Fund previously issued but later repurchased or redeemed.

     The Fund intends to apply for ratings of the preferred stock from one or more NRSRO. In order to obtain these ratings, the Fund may be required to maintain portfolio holdings meeting specified guidelines of such organizations. These guidelines may impose asset coverage requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies. Ratings on preferred stock issued by the Fund should not be confused with ratings on obligations held by the Fund.

     Under the 1940 Act, the Fund is not permitted to issue shares of preferred stock unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred stock (expected to equal the original purchase price of the outstanding shares of preferred stock plus any accumulated and unpaid dividends thereon and any accumulated and unpaid Additional Distribution).
In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Stock unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. Under the Fund's proposed capital structure, assuming the sale of shares of preferred stock representing approximately 35% of the Fund's capital, the net asset value of the Fund's portfolio is expected to be approximately 285% of the liquidation value of the Fund's preferred stock.
To the extent possible, the Fund intends to purchase or redeem shares of preferred stock from time to time to maintain coverage of preferred stock of at least 200%.


                           INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions of the Fund and, prior to issuance of the preferred stock, may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of Common Stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of Common Stock represented at a meeting at which more than 50% of the outstanding shares of Common Stock are represented or
(ii) more than 50% of the outstanding shares). Subsequent to the issuance of the preferred stock, the following investment restrictions may not be changed without the approval of a majority of the outstanding shares of Common Stock and of the outstanding shares of preferred stock, voting together as a class, and the approval of a majority of the outstanding shares of preferred stock, voting separately by class. The Fund may not:

     1. Make investments for the purpose of exercising control or management.
     2. Purchase or sell real estate, real estate limited partnerships, commodities or commodity contracts; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interest therein, and the Fund may purchase and sell financial futures contracts and options thereon.
     3.  Issue senior securities or borrow money except as permitted by
Section 18 of the 1940 Act.
     4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling portfolio securities.
     5. Make loans to other persons, except that the Fund may purchase Municipal Bonds and other debt securities in accordance with is investment objective, policies and limitations.
     6. Invest more than 25% of is total assets (taken at market value at the time of each investment) in securities of issuers in a single industry; provided that, for purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry.

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

          a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

          b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

          c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

          d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on Municipal Bonds, U.S. Government obligations and related indices or otherwise in connection with bona fide hedging activities and may purchase and sell
    Call Rights to require mandatory tender for the purchase of related Municipal Bonds.

     If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The Investment Adviser of the Fund and Merrill Lynch are owned and controlled by ML & Co. Because of the affiliation of Merrill Lynch with the Fund, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. An exemptive order has been obtained which permits the Fund to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order. The Fund may consider in the future requesting an order permitting other principal transactions with Merrill Lynch, but there can be no assurance that such application will be made and, if made, that such order would be granted.

                            DIRECTORS AND OFFICERS

     Information about the Directors, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations during the last five years is set forth below. Unless otherwise noted, the address of each Director, executive officer and the portfolio manager is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     (To be provided by amendment)

     In the event that the Fund issues preferred stock, in connection with the election of the Fund's Directors, holders of shares of preferred stock, voting as a separate class, will be entitled to elect two of the Fund's Directors, and the remaining Directors will be elected by all holders of capital stock, voting as a single class. See "Description of Capital Stock."

COMPENSATION OF DIRECTORS

     The Fund pays each Director not affiliated with the Investment Adviser an annual fee of $_____ per year plus $___ per meeting attended, together with such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit Committee, which consists of all of the Directors not affiliated with the Investment Adviser, at a rate of $_____ per meeting attended. The Chairman of the Audit Committee receives an additional fee of $_____ per year.

          The following table sets forth compensation to be paid by the Fund to the non-interested Directors projected through the end of the Fund's first fiscal year and for the calendar year ended December 31, 1996 the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliate, MLAM ("FAM/MLAM Advised Funds"), to the non-interested Directors.

                                                            TOTAL
                                                            COMPENSATION
                                      PENSION OR            FROM FUND AND
                        AGGREGATE     RETIREMENT BENEFITS   FAM/MLAM ADVISED
                        COMPENSATION  ACCRUED AS PART OF    FUNDS PAID
NAME OF DIRECTOR (1)    FROM FUND     FUND EXPENSE          TO DIRECTORS
--------------------    ---------     -------------------   ----------------
                                           None
                                           None
                                           None
                                           None
                                           None

(1) In addition to the Fund, the Directors serve on the boards of other FAM/MLAM Advised Funds as follows: ___________________ (__ funds and
portfolios); ______________ (    funds and portfolios); ______________ (__
funds and portfolios); ________________ (___ funds and portfolios); and _________________ (___ funds and portfolios).


               INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

     The Investment Adviser is an affiliate of MLAM and is owned and controlled by ML & Co., a financial services holding company. The Investment Adviser will provide the Fund with investment advisory and management services. The Investment Adviser or MLAM acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. As of February 28, 1997, the Investment Adviser and MLAM
had a total of approximately $       billion in investment company and other
portfolio assets under management (approximately $     billion of which were
invested in municipal securities), including accounts of certain affiliates of the Investment Adviser. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     The Investment Advisory Agreement with the Investment Adviser (the "Investment Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser provides the portfolio management for the Fund. Such portfolio management will consider analyses from various sources (including brokerage firms with which the Fund does business), make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser will also be responsible for the performances of certain administrative and management services for the Fund. ________________, is the portfolio manager for the Fund and is primarily responsible for the Fund's day-to-day management.

     For the services provided by the Investment Adviser under the Investment Advisory Agreement, the Fund will pay a monthly fee at an annual rate of of 1% of the Fund's average weekly net assets (i.e., the average weekly value of the total assets of the Fund, including proceeds from the issuance of shares of preferred stock, minus the sum of accrued liabilities of the Fund and accumulated dividends on the shares of preferred stock). For purposes of this calculation, average weekly net assets are determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

     The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, stock certificates and shareholder reports, charges of the custodian and the transfer and dividend disbursing agent and registrar, fees and expenses with respect to the issuance of preferred stock, Securities and Exchange Commission fees, fees and expenses of unaffiliated Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services.

     Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

     Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).


                            PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

     The Fund has no obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provided supplemental investment research to the Investment Adviser, including Merrill Lynch, may
receive orders for transactions by the Fund.   Information so received will
be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

     The securities in which the Fund primarily will invest are traded in the over-the-counter markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, except as permitted by exemptive order, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions except that, pursuant to an exemptive order obtained by the Investment Adviser, the Fund may engage in principal transactions with Merrill Lynch in high quality, short-term, tax exempt securities. See "Investment Restrictions." An affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

     The Fund may also make loans to tax-exempt borrowers in individually negotiated transactions with the borrower. Because an active trading market may not exist for such securities, the prices that the Fund may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.
PORTFOLIO TURNOVER

     Generally, the Fund does not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other reasons appears advisable to the Investment Adviser. The Fund will, however, monitor its trading so as to comply with certain requirements for qualification as a regulated investment company under the Code. While it is not possible to predict turnover rates with any certainty, at present it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances after the Fund's portfolio is invested in accordance with its investment objective, will be less than 100%. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.


                         DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute all its net investment income. Dividends from such net investment income will be declared and paid monthly to holders of Common Stock. It is expected that the Fund will commence paying dividends to holders of Common Stock within approximately 90 days of the date of this Prospectus. From and after issuance of the preferred stock, monthly distributions to holders of Common Stock normally will consist of substantially all net investment income remaining after the payment of dividends (and any Additional Distribution) on the preferred stock. All net realized long-term or short-term capital gains, if any, will be distributed at least annually to holders of Common Stock and pro rata to holders of Common Stock and preferred stock. While any shares of preferred stock are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Stock, unless at the time of such declaration, (i) all accumulated preferred stock dividends, including any Additional Distribution, have been paid, and (ii) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred stock (expected to equal the original purchase price of the outstanding shares of preferred stock plus any accumulated and unpaid dividends thereon and any accumulated but unpaid Additional Distribution).
If the Fund's ability to make distributions on its Common Stock is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which could have adverse tax consequences for holders of Common Stock. See "Taxes."

     See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to holders of Common Stock may be automatically reinvested in shares of Common Stock of the Fund. Dividends and distributions may be taxable to shareholders under certain circumstances as discussed below, whether they are reinvested in shares of the Fund or received in cash.

                                    TAXES

GENERAL

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, in any taxable year in which it distributes at least 90% of its taxable net income and 90% of its tax-exempt net income (see below), the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of such income.

     The Code requires to RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally will not apply to the tax-exempt income of a RIC, such as the Fund, that pays exempt-interest dividends.

     The Fund intends to qualify to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by the Fund that are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to the Fund's shareholders are derived from interest income exempt from tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's Social Security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. Each shareholder is advised to consult a tax adviser with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if such shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds," if any, held by the Fund.

  To the extent that the Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions will be considered taxable ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Distributions by the Fund, whether from exempt-income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code.

     All or a portion of the Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     The Internal Revenue Service has taken the position in a revenue ruling that if a RIC has two classes of shares, it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including exempt-interest income and net long-term capital gains. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, when both Common Stock and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, the Fund will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of Common Stock and preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law. Capital gain dividends will similarly be allocated between the two classes in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law. When capital gain or other taxable income is allocated to holders of preferred stock pursuant to the allocation rules described above, the terms of the preferred stock may require the Fund to make an additional distribution to or otherwise compensate such holders for the tax liability resulting from such allocation.

     The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax will apply to interest received on certain "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference" that could subject certain investors in such bonds, including shareholders of the Fund, to an increased alternative minimum tax. The Fund intends to purchase such "private activity bonds" and will report to shareholders within 60 days after its taxable year-end the portion of its dividends declared during the year that constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay an alternative minimum tax on exempt-interest dividends paid by the Fund.

     The Fund may invest in high yield securities, as previously described. Furthermore, the Fund may also invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which the Fund may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such high yield securities and/or nontraditional instruments could be recharacterized as taxable ordinary income.

     If at any time when shares of preferred stock are outstanding the Fund does not meet the asset coverage requirements of the 1940 Act, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Dividends and Distributions." This may prevent the Fund from distributing at least 90% of its net investment income and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. Upon any failure to meet the asset coverage requirements of the 1940 Act, the Fund, in its sole discretion, may redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve such objectives.

     As noted above, the Fund must distribute annually at least 90% of its net taxable and tax-exempt interest income. A distribution will only be counted for this purpose if it qualifies for the dividends-paid deduction under the Code. Some types of preferred stock that the Fund currently contemplates issuing may raise an issue as to whether distributions on such preferred stock are "preferential" under the Code and, therefore, not eligible for the dividends-paid deduction. The Fund intends to issue preferred stock that counsel advises will not result in the payment of a preferential dividend and may seek a private letter ruling from the Internal Revenue Service to that effect. If the Fund ultimately relies solely on a legal opinion when it issues such preferred stock, there is no assurance that the Internal Revenue Service would agree that dividends on the preferred stock are not preferential. If the Internal Revenue Service successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Fund could be disqualified as a RIC. In this case, dividends on the Common Stock would not be exempt from Federal income taxes. Additionally, the Fund would be subject to the alternative minimum tax.

     The value of shares acquired pursuant to the Fund's dividend reinvestment plan will generally be excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when the Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the dividend reinvestment plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the dividend reinvestment plan. Thus, shareholders who do not participate in the dividend reinvestment plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Under certain Code provisions, some taxpayers may be subject to 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Fund) during the taxable year.
ENVIRONMENTAL TAX

     The Code imposes a deductible tax (the "Environmental Tax") on a corporation's modified alternative minimum taxable income (computed without regard to the alternative minimum tax net operating loss deduction and the deduction for the Environmental Tax) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The Environmental Tax has expired, but may be reinstated in the future. The Environmental Tax was imposed even if the corporation was not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeded its minimum tax liability. The Code provides, however, that a RIC, such as the Fund, would not be subject to the Environmental Tax. However, exempt-interest dividends paid by the Fund that create alternative minimum taxable income for corporate shareholders (as described above) could subject corporate shareholders of the Fund to the Environmental Tax.
TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

     The Fund may purchase or sell municipal bond index financial futures contracts and interest rate financial futures contracts on U.S. Government securities. The Fund may also purchase and write call and put options on such financial futures contracts. In general, unless an election is available to the Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to
Section 1256 contracts held by the Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest rates with respect to its investment.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.

     One of the requirements for qualification as a RIC is that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or financial futures contract.

STATE AND LOCAL TAXES

     The exemption from Federal income tax for exempt-interest dividends does not necessarily result in an exemption for such dividends under the income or other tax laws of any state or other tax laws or local taxing authority. Shareholders are advised to consult their own tax advisers concerning state and local tax matters.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state, local or foreign taxes.

                     AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the
"Plan"), unless a holder of Common Stock otherwise elects, all dividend and capital gains distributions will be automatically reinvested by _________, as agent for shareholders in administering the Plan (the "Plan Agent"), in additional shares of Common Stock of the Fund. Holders of Common Stock who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by, ________________, as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to _________________, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or distribution.

     Whenever the Fund declares an income dividend or a capital gains distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of Common Stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If on the payment date for the dividend, the net asset value per share of the Common Stock is equal to or less than the market price per share of the Common Stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of Common Stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the time the shares of Common Stock commence trading on the New York Stock Exchange, participants in the Plan will receive any dividends in newly issued shares.

     In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of Common Stock exceeds the net asset value per share, the average per share purchase prices paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

     In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value. See "Taxes" for a discussion of tax consequences of the Plan.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at __________________ _____________, ______________, _____________.

                        MUTUAL FUND INVESTMENT OPTION

     Purchasers of shares of Common Stock of the Fund in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class D initial sales charge shares of certain Merrill Lynch-sponsored open-end mutual funds ("Eligible Class D Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of the Original Shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class D Shares. Second, the Original Shares must have been either acquired in this offering or be shares representing reinvested dividends from shares of Common Stock acquired in this offering. Third, the Original Shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class D shares of the mutual funds are subject to an account maintenance fee at an annual rate of up to 0.25% of the average daily net asset value of such mutual fund. The Eligible Class D Shares may be redeemed at any time at the next determined net asset value, subject in certain cases to a redemption fee. Prior to the time the shares of Common Stock commence trading on the New York Stock Exchange, the distributor for the mutual funds will advise Merrill Lynch financial consultants as to those mutual funds that offer the investment option described above.

                               NET ASSET VALUE

     Net asset value per share of Common Stock is determined as of 15 minutes after the close of business on the New York Stock Exchange (generally, 4:00 p.m., New York time) on the last business day in each week. For purposes of determining the net asset value of a share of Common Stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of preferred stock is divided by the total number of shares of Common Stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

     The Municipal Bonds in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund utilizes the valuations of portfolio securities furnished by a pricing service approved by the Board of Directors. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Municipal Bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors. The Board of Directors has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Directors.

     The Fund determines and makes available for publication the net asset value of its Common Stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal, and the Monday and Saturday editions of The New York Times.

                         DESCRIPTION OF CAPITAL STOCK

     The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which shares are initially classified as Common Stock. The Board of Directors is authorized, however, to classify or reclassify any unissued shares of capital stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption. Within approximately three months after completion of the offering of Common Stock described herein, the Fund intends to reclassify an amount of unissued Common Stock as preferred stock and at that time to offer shares of preferred stock representing approximately 35% of the Fund's capital immediately after the issuance of such preferred stock.

COMMON STOCK

     Shares of Common Stock, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shareholders are entitled to one vote for each share held.

     So long as any shares of the Fund's preferred stock are outstanding, holders of Common Stock will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See "Preferred Stock" below.

     The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its shareholders.

     The Investment Adviser provided the initial capital for the Fund by purchasing 6,667 shares of Common Stock of the Fund for $100,005. As of the date of this Prospectus, the Investment Adviser owned 100% of the outstanding shares of Common Stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

PREFERRED STOCK

     It is anticipated that the Fund's shares of preferred stock will be issued in one or more series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the holders of Common Stock. Under the 1940 Act, the Fund is permitted to have outstanding more than one series of preferred stock so long as no single series has a priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of Common Stock have no preemptive right to purchase any shares of preferred stock that might be issued. It is anticipated that the net asset value per share of the preferred stock will equal its original purchase price per share plus accumulated dividends per share.

     The Fund's Board of Directors has declared its intention to authorize an offering of shares of preferred stock (representing approximately 35% of the Fund's capital immediately after the issuance of such preferred stock) within approximately three months after completion of the offering of Common Stock, subject to market conditions and to the Board's continuing to believe that leveraging the Fund's capital structure through the issuance of preferred stock is likely to achieve the benefits to the holders of Common Stock described in the Prospectus. Although the terms of the preferred stock, including its dividend rate, voting rights, liquidation preference and redemption provisions will be determined by the Board of Directors (subject to applicable law and the Fund's Articles of Incorporation), the initial series of preferred stock will be structured to carry either a relatively short-term dividend rate, in which case periodic redetermination of the dividend rate will be made at relatively shorn intervals (generally seven or 28 days), or a medium-term dividend rate, in which case periodic redetermination of the dividend rate will be made at intervals of up to five years. In either case, such redetermination of the dividend rate will be made through an auction or remarketing procedure. Additionally, under certain circumstances, when the Fund is required to allocate taxable income to holders of the preferred stock, it is anticipated that the terms of the preferred stock will require the Fund to make an Additional Distribution (as defined in "Special Leverage Considerations and Risks--Effects of Leverage") to such holders. The Board also has indicated that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred stock will be as stated below. The Fund's Articles of Incorporation, as amended, together with any Articles Supplementary, is referred to below as the "Charter."

     Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of shares of preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus an amount equal to accumulated and unpaid dividends whether or not earned or declared and any accumulated and unpaid Additional Distribution) before any distribution of assets is made to holders of Common Stock. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred stockholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any other corporation or corporations or a sale of all or substantially all of the assets of the Fund will not be deemed to be a liquidation, dissolution or winding up of the Fund.

     Voting Rights. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of shares of preferred stock will have equal voting rights with holders of shares of Common Stock (one vote per share) and will vote together with holders of Common Stock as a single class.

     In connection with the election of the Fund's directors, holders of shares of preferred stock, voting as a separate class, will be entitled to elect two of the Fund's directors, and the remaining directors will be elected by all holders of capital stock, voting as a single class. So long as any preferred stock is outstanding, the Fund will have not less than five directors. If at any time dividends on shares of the Fund's preferred stock shall be unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding shares of preferred stock, voting as a separate class, will be entitled to elect a majority of the Fund's directors until all dividends in default have been paid or declared and set apart for payment.

     The affirmative vote of the holders of a majority of the outstanding shares of the preferred stock, voting as a separate class, will be required to (i) authorize, create or issue, or increase the authorized or issued amount of, any class or series of stock ranking prior to or on a parity with any series of preferred stock with respect to payment of dividends or the distribution of assets on liquidation, or increase the authorized amount of preferred stock or (ii) amend, alter or repeal the provisions of the Charter, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Charter of holders of preferred stock.

     Redemption Provisions. It is anticipated that shares of preferred stock will generally be redeemable at the option of the Fund at a price equal to their liquidation preference plus accumulated but unpaid dividends to the date of redemption plus, under certain circumstances, a redemption premium. Shares of preferred stock will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain asset coverage requirements for the preferred stock specified by the rating agencies that issue ratings on the preferred stock.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A director may be removed from office with or without cause, but only by vote of the holders of at least 662/3% of the votes entitled to be voted on the matter. A director elected by all the holders of capital stock may be removed only by action of such holders, and a director elected by the holders of preferred stock may be removed only by action of such holders.

     In addition, the Articles of Incorporation require the favorable vote of the holders of at least 662/3% of the Fund's shares of capital stock then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

          (i) a merger or consolidation or statutory share exchange of the Fund with other corporations,

          (ii) a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), or

          (iii) a liquidation or dissolution of the Fund, unless such action has been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following the proposed issuance of the preferred stock, it is anticipated that the approval, adoption or authorization of the foregoing would also require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.

     In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Articles of Incorporation. The amendment would have to be declared advisable by the Board of Directors prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 662/3% of the Fund's outstanding shares of capital stock (including any preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the by-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the Common Stock would no longer be listed on a stock exchange.

     Conversion to an open-end investment company would also require redemption of all outstanding shares of preferred stock and would require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of senior securities, the borrowing of money and the purchase of illiquid securities.

     The Board of Directors has determined that the 662/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Charter on file with the Securities and Exchange Commission for the full text of these provisions.


                                  CUSTODIAN

     The Fund's securities and cash are held under a custodial agreement with _________________, ___________________________.

                                 UNDERWRITING

     The Underwriters named below, acting through their Representative, Merrill Lynch, Pierce, Fenner & Smith Incorporated, severally have agreed subject to the terms and conditions of a Purchase Agreement with the Fund and the Investment Adviser, to purchase from the Fund the numbers of shares of Common Stock set forth opposite their respective names. The Underwriters are committed to purchase all of such shares if any are purchased. Under certain circumstances, the commitments of non-defaulting Underwriters may be increased.

          Underwriters                                   Number of Shares
          ------------                                   ----------------

Merrill Lynch, Pierce, Fenner & Smith
     Incorporated  . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                              __________
                                     Total . . . . . . . .    __________



     The Representative has advised the Fund that the Underwriters propose initially to offer the shares of Common Stock to the public at the public offering price set forth on the cover page of this Prospectus. There is no sales charge or underwriting discount charged to investors on purchases of shares of Common Stock in the offering. The Investment Adviser or an affiliate has agreed to pay the Underwriters from its own assets a commission in connection with the sale of shares of Common Stock in the offering in the
amount of $      per share.  Such payment is equal to    % of the initial
public offering price per share. The Representative also has advised the Fund that from this amount the Underwriters may pay a concession to certain
dealers not in excess of $      per share on sales by such dealers and the
Underwriters may pay an allowance, and such dealers may pay a reallowance,
not in excess of $      per share on sales by certain other dealers.  After
the initial public offering, the public offering price and other selling terms may be changed. Investors must pay for shares of Common Stock
purchased in the offering on or before April   , 1997.

     The Fund has granted the Underwriters an option, exercisable for 45 days after the date hereof, to purchase up to ____________ additional shares of Common Stock to cover over-allotments, if any, at the initial offering price.

     Prior to this offering, there has been no public market for the shares of the Common Stock. Application will be made to list the shares of Common Stock on the New York Stock Exchange. However, during an initial period, which is not expected to exceed four weeks from the date of this Prospectus, the Fund's shares will not be listed on any securities exchange. Additionally, during such period, the Underwriters do not intend to make a market in the Fund's shares, although a limited market may develop. Consequently, it is anticipated that an investment in the Fund will be illiquid during such period. In order to meet the requirements for listing, the Underwriters will undertake to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners.

     The Fund anticipates that certain of the Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

     The Representative is an affiliate of the Investment Adviser of the Fund.

     The Fund and the Investment Adviser have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.

           TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

     The transfer agent, dividend disbursing agent and registrar for the shares of Common Stock of the Fund will be _______________.

                                LEGAL OPINIONS



     Certain legal matters in connection with the Common Stock offered hereby will be passed upon for the Fund and the Underwriters by Brown & Wood LLP, New York, New York. Brown & Wood LLP will rely as to matters of Maryland law on the opinion of Wilmer, Cutler & Pickering, Baltimore, Maryland.


                                   EXPERTS

     The statement of assets, liabilities and capital of the Fund included in this Prospectus has been so included in reliance on the report of ________, independent auditors, and on their authority as experts in auditing and accounting.

                             INDEPENDENT AUDITORS

     _________________, _________________, ___________________, have been selected as the independent auditors of the Fund. The selection of independent auditors is subject to ratification by shareholders of the Fund. The independent auditors are responsible for auditing the financial statements of the Fund.

INDEPENDENT AUDITORS REPORT

To the Board of Directors and Shareholder of MuniHoldings Fund, Inc.:

We have audited the accompanying statement of assets, liabilities and capital of MuniHoldings Fund, Inc. as of _____ __, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets, liabilities and capital presents fairly, in all material respects, the financial position of MuniHoldings Fund, Inc. as of _____ __, 1997 in conformity with generally accepted accounting principles.


                           MuniHoldings Fund, Inc.
                 Statement of Assets, Liabilities and Capital
                              _______  __, 1997
ASSETS
     Cash                                                    $100,005
     Prepaid registration fees (Note 1)
     Deferred organization expenses (Note 1)                 ________


          Total assets                                       ________
LIABILITIES

     Accrued expenses (Note 1)                               ________

NET ASSETS                                                   $100,005

CAPITAL
     Common Stock, par value $.10 per share; 200,000,000
     shares authorized; 6,667 shares issued and outstanding
     (Note 1)                                                $

     Paid in Capital in excess of par
          Total Capital-Equivalent to $15.00 net asset value ________
          per share of common stock (Note 1)                 $100,005
                                                             --------

    NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

NOTE 1.  ORGANIZATION

     The Fund was incorporated under the laws of the State of Maryland on
February   , 1997  as a closed-end, non-diversified management investment company and has had no operations other than the sale to Fund Asset Management, L.P. (the "Investment Adviser") of an aggregate of 6,667 shares
for $100,005 on March   , 1997.

     Deferred organization costs will be amortized on a straight-line basis over a five-year period beginning with the commencement of operations of the Fund.

NOTE 2.  MANAGEMENT ARRANGEMENTS

     The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive a monthly fee for advisory services, at an annual rate equal to of 1% of the average weekly net assets of the Fund.

NOTE 3.  FEDERAL INCOME TAXES

     The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

                                  APPENDIX I

               RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") MUNICIPAL BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con.(...)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (e) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: These bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, Al, Baal, Bal and B1.

     Short-term Notes and Variable Rate Demand Obligations: The four ratings of Moody's for short-term notes and VRDOs are MIG-1/VMIG-1, MIG-2/VMIG-2, MIG-3/VMIG-3, and MIG-4/VMIG-4; MIG-1/VMIG-1 denotes "best quality, enjoying strong protection from established cash flows"; MIG-2/VMIG-2 denotes "high quality" with "ample margins of protection"; MIG-3/VMIG-3 instruments are of "favorable quality ... but lacking the undeniable strength of the preceding grades"; MIG4/VMIG4 instruments are of "adequate quality, carrying specific risk but having protection ... and not distinctly or predominantly speculative."
DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-l repayment capacity will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

          PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representations and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P'S") MUNICIPAL DEBT
RATINGS

     An S&P's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P's from other sources S&P's considers reliable. S&P's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     BB, B, CCC, CC, C Debt rated "BB", "B", "CCC", "CC' and "C" is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1 The rating "Cl" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (--): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

     An S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from "A-l" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless S&P's believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as if does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P's by the issuer or obtained by S&P's from other sources it considers reliable. S&P's does not conduct an audit in connection with any rating and may, on occasion, relay on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information or based on other circumstances.
     An S&P's municipal note rating reflects the liquidity concerns and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-I A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

    SP-2       A satisfactory capacity to pay principal and interest.

    SP-3       A speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+."

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or Minus (--): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.
Credit Trend Indicator: Credit trend indicators show whether credit fundamentals are improving, stable, declining or uncertain, as follows:

Improving
Stable
Declining
Uncertain

Credit trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

NR indicates that Fitch does not rate the specific issue

     Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purpose.

     Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative" for potential downgrade, or "Evolving" where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within three to 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH'S SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time

     C--Bonds are in imminent default in payment of interest or principal.

     DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (--) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:
          F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

               F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."
               F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+ " and "F-1" ratings.

               F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

               F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
               D Default. Issues assigned this rating are in actual or imminent payment default.

               LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                                 APPENDIX II
                      TAXABLE EQUIVALENT YIELDS FOR 1997



TAXABLE INCOME*                                                 A TAX-EXEMPT YIELD OF
                                1997 FEDERAL
SINGLE RETURN    JOINT RETURN   TAX BRACKET        5.00%     5.50%  6.00%      6.50%   7.00%    7.50%
-------------    ------------   -----------        -----     -----  -----      -----   -----    -----

                                                          IS EQUAL TO A TAXABLE YIELD OF
$24,651-$59,750   $41,201-$99,600    28.00%        6.94%     7.64%  8.33%      9.03%   9.72%   10.42%

$59,751-$124,650  $99,601-$151,750   31.00%        7.25%     7.97%  8.70%      9.42%  10.14%   10.87%

$124,651-$271,050 $151,751-$271,050  36.00%        7.81%     8.59%  9.38%     10.16%  10.94%   11.72%


Over $271,050     Over $271,050      39.60%         8.28%    9.11%  9.93%     10.76%  11.59%   12.42%


_______________________________
* An investor's marginal tax rates may exceed the rates shown in the above table due to the reduction, or possible eliminations of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. Income also may be subject to certain state and local taxes. For investors who pay alternative maximum tax, tax-exempt yields may be equivalent to lower taxable yields than those shown above. The tax rates shown above do not apply to corporate taxpayers. The tax characteristics of the Fund are described more fully elsewhere in this Prospectus. Consult your tax adviser for further details. This chart is for illustrative purposes only and cannot be taken as an indication of anticipated Fund performance.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.
THIS PROSPECTUS DOES NOT CONSTITUTE AN                 ______ Shares
OFFERING OF ANY SECURITIES OTHER THAN THE
REGISTERED SECURITIES TO WHICH IT RELATES OR
AN OFFER TO ANY PERSON IN ANY STATE OR              MUNIHOLDINGS FUND, INC.
JURISDICTION OF THE UNITED STATES OR ANY
COUNTRY WHERE SUCH OFFER WOULD BE UNLAWFUL.
                                                         COMMON STOCK
           _________________________
               TABLE OF CONTENTS
                                           Page

Prospectus Summary  . . . . . . . . . . . .   3
Fee Table . . . . . . . . . . . . . . . . .   9          ------------
The Fund  . . . . . . . . . . . . . . . . .   9           PROSPECTUS
Use of Proceeds . . . . . . . . . . . . . .  10          ------------
Investment Objective and Policies . . . . .  10
Risks and Special Considerations of Leverage
                                             17
Investment Restrictions . . . . . . . . . .  19
Directors and Officers  . . . . . . . . . .  20
Investment Advisory and Management
  Arrangements  . . . . . . . . . . . . . .  22
Portfolio Transactions  . . . . . . . . . .  23
Dividends and Distributions . . . . . . . .  24        MERRILL LYNCH & CO.
Taxes . . . . . . . . . . . . . . . . . . .  24
Automatic Dividend Reinvestment Plan  . . .  28
Mutual Fund Investment Option . . . . . . .  30
Net Asset Value . . . . . . . . . . . . . .  30
Description of Capital Stock  . . . . . . .  31
Custodian . . . . . . . . . . . . . . . . .  34
Underwriting  . . . . . . . . . . . . . . .  34          April    , 1997
Transfer Agent, Dividend Disbursing Agent
  and Registrar . . . . . . . . . . . . . .  35
Legal Opinions  . . . . . . . . . . . . . .  35
Experts . . . . . . . . . . . . . . . . . .  35
Independent Auditors  . . . . . . . . . . .  35
Independent Auditors' Report  . . . . . . .  36
Statement of Assets, Liabilities and Capital
                                             37
Appendix I  . . . . . . . . . . . . . . . .  38
Appendix II . . . . . . . . . . . . . . . .  46

        ------------------------------
     Until               , 1997 (90 days after
           ______________
the commencement of the offering), all dealers effecting transactions in the Common Stock, whether or not participating in this distribution, may be required to deliver a Prospectus. This delivery requirement is in addition to the obligation of dealers to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                    PART C
                              OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits.

     (1)  Financial Statements
          Independent Auditors' Report
          Statement of Assets, Liabilities and Capital as of _____________, 1997

     (2)  Exhibits:

          (a)  --Articles of Incorporation
          (b)  --By-Laws
          (c)  --Not applicable
          (d)(1)--Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of the Registrant. (a)
          (d)(2) --Form of specimen certificate for shares of Common Stock of the Registrant.*
          (e)  --Form of Dividend Reinvestment Plan*
          (f)  --Not applicable
          (g) --Form of Investment Advisory Agreement between the Fund and the Investment Adviser*
          (h)(1)    --Form of Purchase Agreement*
          (h)(2)    --Merrill Lynch Master Agreement Among Underwriters.*
          (h)(3)    --Merrill Lynch Standard Dealer Agreement*
          (i)  --Not applicable
          (j)  --Custodian Contract between the Fund and ____________*
          (k) --Registrar, Transfer Agency and Service Agreement between the Fund and ___________*
          (l)  --Opinion and Consent of Brown & Wood LLP, counsel to the
                 Fund*
          (m)  --Not applicable
          (n)  --Consent of ______________, independent auditors for the
                 Fund*
          (o)  --Not applicable
          (p)  --Certificate of Fund Asset Management, L.P.*
          (q)  --Not applicable
          (r)  --Financial Date Schedule*
___________________
(a)  Reference is made to Article V, Article VI (sections 2,3,4,5 and 6),
Article VII, Article VIII, Article X, Article XI, Article XII and
Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit
(a)(1) to this Registration Statement; and to Article II, Article III (sections 1,2,3,5 and 17), Article VI, Article VII, Article XII,
Article XIII and Article XIV of the Registrant's By-Laws, filed as Exhibit
(b) to this Registration Statement.

 *  To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS.

     See Exhibit (h).

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $                        *
Stock Exchange listing fee  . . . . . . . . . . . . . . . . . . . . . . . .                          *
Printing (other than stock certificates)  . . . . . . . . . . . . . . . . .                          *
Engraving and printing stock certificates . . . . . . . . . . . . . . . . .                          *
Fees and expense of qualifications under state securities laws  . . . . . .                          *
Legal fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                          *
Accounting fees and expenses  . . . . . . . . . . . . . . . . . . . . . . .                          *
NASD fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          *
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          *
     Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $                        *


       * To be provided by amendment

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The information in the Prospectus under the caption "Investment Advisory and Management Arrangements" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

     There will be one record holder of the Common Stock, par value S.10 per share, as of the effective date of this Registration Statement.

ITEM 29.  INDEMNIFICATION.

     Section 2418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Articles of Incorporation, filed as Exhibit
(a)(1) to this Registration Statement, Article VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement, and the Investment Advisory Agreement, a form of which will be filed as Exhibit (g)(1) to this Registration Statement, provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section Six of the Purchase Agreement, a form of which will be filed as Exhibit (h)(1) hereto, for provisions relating to the indemnification of the underwriter.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Fund Asset Management, L.P. (the "Investment Adviser") acts as investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc., and for the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Florida Fund, MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and for the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Tax-Exempt Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLAM, Merrill Lynch Funds Distributor, Inc. (the "Distributor"), Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York:
10281-1213.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two years for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of all or substantially all of the investment companies described in the preceding paragraphs and also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.


                                                                  OTHER SUBSTANTIAL BUSINESS,
            NAME                  POSITIONS WITH INVESTMENT              PROFESSION,
                                         ADVISOR                  VOCATION OR EMPLOYMENT

ML & Co.  . . . . . . . . . . . . Limited Partner                Financial Services Holding Company;
                                                                   Limited Partner of FAM
Princeton Services  . . . . . . . General Partner                General Partner of MLAM
Arthur Zeikel . . . . . . . . . . President                      President and Director of MLAM;
                                                                 President and Director of Princeton
                                                                 Services; Director of MLFDS;
                                                                 Executive Vice President of ML & Co.

Terry K. Glenn  . . . . . . . . . Executive Vice President       Executive Vice President of MLAM;
                                                                 Executive Vice President and
                                                                 Director of Princeton Services;
                                                                 President and Director of MLFDS;
                                                                 President of Princeton
                                                                 Administrators, L.P.
Vincent R. Giordano . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services
Elizabeth Griffin . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services
Norman R. Harvey  . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services
Philip L. Kirstein  . . . . . . . Senior Vice President,         Senior Vice President, General
                                    General Counsel and          Counsel
                                    Secretary                    and Secretary of MLAM; Senior Vice
                                                                 President, General Counsel Director
                                                                 and Secretary of Princeton Services;
                                                                 Director of MLFD
Ronald M. Kloss . . . . . . . . . Senior Vice President and      Senior Vice President and Controller
                                  Controller                     of MLAM; Senior Vice President and
                                                                 Controller of Princeton Services
Stephen M. M. Miller  . . . . . . Senior Vice President          Executive Vice President of
                                                                 Princeton Administrators L.P.;
                                                                 Senior Vice President of Princeton
                                                                 Services
Joseph T. Monagle . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services
Michael L. Quinn  . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services; Managing Director and
                                                                 First Vice President of Merrill
                                                                 Lynch, Pierce, Fenner & Smith
                                                                 Incorporated from 1989 to 1995
Gerald M. Richard . . . . . . . . Senior Vice President and      Senior Vice President and Treasurer
                                  Treasurer                      of MLAM; Senior Vice President and
                                                                 Treasurer of Princeton Services;
                                                                 Vice President and Treasurer of MLFD
Ronald L. Welburn . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services
Anthony Wiseman . . . . . . . . . Senior Vice President          Senior Vice President of MLAM;
                                                                 Senior Vice President of Princeton
                                                                 Services

ITEM 31.  LOCATION OF ACCOUNT AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment advisor (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent,

ITEM 32.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 33.  UNDERTAKINGS.

     (a) Registrant undertakes to suspend the offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this registration statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b)  Registrant undertakes that:

          (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective.

          (2) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on is behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 3rd day of March 1997.

                                   MUNIHOLDINGS FUND, INC.
                                      (Registrant)


                                   By  /s/ PHILIP L. KIRSTEIN
                                      (Philip L. Kirstein, President)

     Each Person whose signature appears below hereby authorizes Philip L. Kirstein, Mark B. Goldfus, Alice A. Pellegrino or Jerry Weiss any of them, attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURES                         TITLE                   DATE
     ----------                         -----                   ----

    /s/ PHILIP L. KIRSTEIN
_____________________________     President (Principal
     (Philip L. Kirstein)         Executive Officer) and    March 3, 1997
                                  Director

   /s/ ALICE A. PELLEGRINO
_____________________________     Treasurer (Principal
    (Alice A. Pellegrino)         Financial and             March 3, 1997
     (Alice A. Pellegrino)        Accounting Officer) and
                                  Director

   /s/ JERRY WEISS
_____________________________
     (Jerry Weiss)                Director                  March 3, 1997